INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2024	2023	2022
Current expense
Federal	$15,133	$46,800	$24,307
State	3,159	2,568	3,308
Total current expense	18,292	49,368	27,615
Deferred expense (benefit)
Federal	21,014	11,769	(4,399)
State	188	1,596	894
Total deferred expense (benefit)	21,202	13,365	(3,505)
Income tax expense	$39,494	$62,733	$24,110

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2024	2023	2022
Income taxes computed at federal statutory rate (21%) on income before income taxes	$56,348	$66,905	$50,762
Benefit from tax-exempt income	(4,892)	(6,165)	(5,743)
Tax credits	(29,188)	(15,271)	(37,331)
Basis reduction on tax credit	1,630	87	2,761
Tax expense (benefit) of equity compensation	(289)	(418)	(154)
State income taxes, net of federal tax benefit	1,676	3,290	3,320
Affordable housing investments	12,453	12,097	9,341
Other	1,756	2,208	1,154
Income tax expense	$39,494	$62,733	$24,110

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2024, and 2023, were as follows:

(Dollars in thousands)	2024	2023
Deferred tax assets
Allowance for credit losses	$35,984	$32,453
Deferred compensation	430	326
Postretirement benefits other than pension liability	502	537
Accrued stock-based compensation	2,701	2,317
Interest on nonaccrual loans	398	336
Accrued expenses	7,978	7,822
Net unrealized losses on investment securities	72,464	79,652
Net unrealized losses on derivatives	354	0
State net operating loss	1,462	960
Leasing liability	14,185	15,290
Reserve for unfunded commitments	3,902	4,261
Section 174 capitalized expense	1,373	656
Other	283	13,400
Total deferred tax assets	142,016	158,010

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(5,652)	(7,568)
FHLB and FRB stock	(3,910)	(3,911)
Mortgage-servicing rights	(4,262)	(3,956)
Leasing activities	(42,654)	(36,940)
Retirement obligation	(10,608)	(9,811)
Intangible assets	(23,138)	(20,789)
Deferred loan fees and costs	(3,406)	(2,408)
Prepaid expenses	(408)	(353)
Limited partnership investments	(9,394)	(3,062)
Fair value adjustments on business combinations	(5,716)	(5,788)
Net unrealized gains on derivatives	0	(1,130)
ASU 2016-01 unrealized gain/loss-equity securities	(207)	(2,401)
Right of use assets	(11,839)	(12,868)
Other	(4,811)	(3,918)
Total deferred tax liabilities	(126,005)	(114,903)
Total net deferred tax asset (liability)	$16,011	$43,107

Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
A progression of gross unrecognized tax benefits as of December 31, 2024, 2023 and 2022 is as follows:

(Dollars in thousands)	2024	2023	2022
Balance at beginning of year	$0	$2,386	$2,386
Reductions for tax positions of prior years	0	(1,909)	0
Settlements	0	(477)	0
Balance at end of year	$0	$0	$2,386